Related Party Transactions (Details)		3 Months Ended		12 Months Ended
	Jan. 01, 2023 $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Incurred expenses		$ 68,027	$ 229,614
Volatility rate	27.13%
Percentage of risk-free rate	3.94%
Kimball Carr, Chief Executive Officer (CEO) and Chairman of the board of directors [Member]
Related Party Transactions [Line Items]
Warrants of Class A common stock issuable (in Shares) | shares	500
Warrant expires	Jan. 01, 2028
Year term	5 years
General and administrative expenses		2,701		$ 2,701
Consulting Agreement [Member] | Star Circle Advisory Group, LLC [Member]
Related Party Transactions [Line Items]
Payable amount		33,000		33,000
Incurred expenses				284,900	$ 450,000
Consulting Agreement [Member] | Blue Heron Consulting [Member]
Related Party Transactions [Line Items]
Incurred expenses				$ 907,866	$ 983,355
Service Agreements [Member]
Related Party Transactions [Line Items]
Incurred expenses		$ 0	$ 99,000
Warrant [Member]
Related Party Transactions [Line Items]
Common share price per share (in Dollars per share) | $ / shares	$ 1.73
Class A Common Stock [Member] | Kimball Carr, Chief Executive Officer (CEO) and Chairman of the board of directors [Member]
Related Party Transactions [Line Items]
Warrants of Class A common stock issuable (in Shares) | shares	50,000
Measurement Input, Share Price [Member] | Kimball Carr, Chief Executive Officer (CEO) and Chairman of the board of directors [Member]
Related Party Transactions [Line Items]
Purchase price per share	1.73
Measurement Input, Share Price [Member] | Class A Common Stock [Member] | Kimball Carr, Chief Executive Officer (CEO) and Chairman of the board of directors [Member]
Related Party Transactions [Line Items]
Purchase price per share	4
Measurement Input, Price Volatility [Member] | Kimball Carr, Chief Executive Officer (CEO) and Chairman of the board of directors [Member]
Related Party Transactions [Line Items]
Purchase price per share	27.13
Measurement Input, Risk Free Interest Rate [Member] | Kimball Carr, Chief Executive Officer (CEO) and Chairman of the board of directors [Member]
Related Party Transactions [Line Items]
Purchase price per share	3.94